[INVESTORS BANK & TRUST
                              200 CLARENDON STREET
                               BOSTON, MA 02215]







                                                        July 26, 2004

VIA EDGAR


Securities and Exchange Commission
Office of Filings, Information and Consumer Services
450 Fifth Street, NW
Washington, DC  20549

RE:     iShares Trust (the "Trust")
        File Nos. 811-09729 & 333-92935

Ladies and Gentlemen:

Enclosed please find one copy of the Trust's Rule 24f-2 Notice on Form 24F-2 for the fiscal year ended April 30, 2004, which is filed via EDGAR.

Should you have any questions regarding this filing, please telephone the undersigned at 617-937-7264.

                                                        Very truly yours,


                                                        /s/ Susan C. Mosher
                                                        Susan C. Mosher, Esq.